Nature of Operations and Basis of Preparation - Schedule of Vessels Chartered (Parenthetical) (Detail) - USD ($)			1 Months Ended			12 Months Ended
	Mar. 01, 2018	Oct. 25, 2017	Feb. 28, 2018	Jan. 31, 2018	Jul. 31, 2016	Dec. 31, 2017
Nature Of Operations [Line Items]
General end of charter redelivery period						Plus or minus 90 days, at charterer's option.
OOCL Qingdao [Member]
Nature Of Operations [Line Items]
Redelivery option period						OOCL Qingdao which is now between January 1, 2019 and March 15, 2019, at charterer’s option.
OOCL Ningbo [Member]
Nature Of Operations [Line Items]
Redelivery option period						OOCL Ningbo which is between September 17, 2018 and December 17, 2018, at charterer’s option.
OOCL [Member] | OOCL Qingdao [Member]
Nature Of Operations [Line Items]
Daily Charter Rate						34.500
OOCL [Member] | OOCL Qingdao [Member] | Subsequent Event [Member]
Nature Of Operations [Line Items]
Daily Charter Rate			14,000
Charter effective date			Mar. 11, 2018
OOCL [Member] | OOCL Ningbo [Member]
Nature Of Operations [Line Items]
Daily Charter Rate						34.500
CMA CGM [Member] | Subsequent Event [Member]
Nature Of Operations [Line Items]
Daily Charter Rate	9,000
Vessel charter period	12 months
CMA CGM [Member] | Kumasi and Marie Delmas [Member]
Nature Of Operations [Line Items]
Daily charter rate for option periods					9,800
Charter Option Periods						The first of these options was exercised in July 2017, extending the charters to end 2018. The two remaining options allow us to extend the charters to December 31, 2020 plus or minus 90 days at charterer’s option.
CMA CGM [Member] | GSL Tianjin [Member]
Nature Of Operations [Line Items]
Daily Charter Rate		13,000				13.000
Redelivery option period						GSL Tianjin which is now between September 26, 2018 and January 26, 2019, at charterer’s option.
CMA CGM [Member] | GSL Tianjin [Member] | Subsequent Event [Member]
Nature Of Operations [Line Items]
Daily Charter Rate				11,900
Charter effective date				Jan. 26, 2018
CMA CGM [Member] | GSL Tianjin [Member] | Minimum [Member]
Nature Of Operations [Line Items]
Vessel charter period		3 months
CMA CGM [Member] | GSL Tianjin [Member] | Minimum [Member] | Subsequent Event [Member]
Nature Of Operations [Line Items]
Vessel charter period				8 months
CMA CGM [Member] | GSL Tianjin [Member] | Maximum [Member]
Nature Of Operations [Line Items]
Vessel charter period		8 months
CMA CGM [Member] | GSL Tianjin [Member] | Maximum [Member] | Subsequent Event [Member]
Nature Of Operations [Line Items]
Vessel charter period				12 months
CMA CGM [Member] | Julie Delmas and Delmas Keta [Member]
Nature Of Operations [Line Items]
Redelivery option period						Julie Delmas and Delmas Keta which are plus or minus 45 days, at charterer’s option.